Director
Securities Operations Department

20 Broad Street
New York, NY 10005

tel: 212.656.5034
fax: 212.656.5893
aaliberti@nyse.com

NYSE

Cert NYS

1-15897

April 25, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, iShares Trust, iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund, iShares Dow Jones U.S. Oil Equipment & Services Index Fund, iShares Dow Jones U.S. Pharmaceutical Index Fund, iShares Dow Jones U.S. Health Care Providers Index Fund, iShares Dow Jones U.S. Medical Devices Index Fund, iShares Dow Jones U.S. Broker-Dealers Index Fund, iShares Dow Jones U.S. Insurance Index Fund, iShares Dow Jones U.S. Regional Banks Index Fund, iShares Dow Jones U.S. Aerospace & Defense Index Fund and iShares Dow Jones U.S. Home Construction Index Fund and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 25, 2006. Tentative listing date – May 5, 2006.

Sincerely,